8. LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Leases [Abstract]
8. LEASES

The Company’s has entered into non-cancellable leases for its office, warehouse facilities and some equipment.  These lease agreements commence on various dates from September 1, 2010 to December 2015 and all expires on or before December, 2020.  Future minimum lease payments at March 31, 2016 are as follows:

2016	$331,806
2017	448,408
2018	164,493
2019	111,103
2020	71,500
Thereafter	-
Total	$1,127,310

The Company has also entered into various other leases on a month to month basis for machinery and equipment. Rent expense amounted to $114,790 and $85,565 for the three months ended March 31, 2016 and 2015, respectively.

The Company’s has entered into non-cancellable leases for its office, warehouse facilities and some equipment.  These lease agreements commence on various dates from September 1, 2010 to December 2015 and all expires on or before December, 2020.  Future minimum lease payments at December 31, 2015 are as follows:

2016	$442,408
2017	448,408
2018	164,493
2019	111,103
2020	71,500
Thereafter	-
Total	$1,237,912

The Company has also entered into various other leases on a month to month basis for machinery and equipment. Rent expense amounted to $320,154 and $177,801 for the year ended December 31, 2015 and 2014, respectively.